Inventories (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of inventories [abstract]
Cost of sales to net realizable value	$ 3	$ 372
Inventories pledged as security for Terms of Financial Commitment	$ 2,255